Warrants (Tables)	3 Months Ended
Mar. 31, 2021
Warrant Disclosure [Abstract]
Schedule of quantitative information regarding fair value measurements
The following table provides quantitative information regarding Level 3 fair value measurements:

	At February 10, 2021 (Closing Date)	As of March 31, 2021
Stock price	$10.42	$10.45
Strike price	$11.50	$11.50
Term (in years)	5.0	4.9
Volatility	35.3%	35.5%
Risk-free rate	0.5%	0.9%
Dividend yield	0.0%	0.0%
Fair value of warrants	$2.64	$2.69